Gold loan payable and gold in trust (Details Narrative)		12 Months Ended
	May 14, 2019 USD ($) Integer shares	Dec. 31, 2024 CAD ($) oz shares	Dec. 31, 2023 CAD ($) oz	Dec. 31, 2022 CAD ($) oz	May 14, 2019 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Borrowings, metals, noncurrent		$ 8,128,263	$ 5,659,118
Shares issuable | shares		13,722,000
Trust assets, metals		$ 1,491,281	$ 1,082,801
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued (in shares) | shares	500,000
Warrants, exercise price (in CAD per share) | $ / shares					$ 1.50
Warrants, fair value					$ 50,000
Warrants, valuation assumptions, expected life (Year)	5 years
Risk free interest rate, warrants granted	1.54%
Expected dividend, warrants granted	0.00%
Description of expected volatility warrants granted	44.25%
Gold Loan [Member]
IfrsStatementLineItems [Line Items]
Loan payable, ounces, loaned to company	1,597				1,597
Borrowings, metals, noncurrent	$ 2,072,060				$ 2,790,858
Loan payable, extension period (Year)	2 years
Loan payable, gold delivery payments per month, ounces | Integer	100
Borrowings, interest rate	10.00%				10.00%
Borrowings, standby fee	1.00%				1.00%
Loans payable, ounces of gold | oz		397	397	397
Trust assets, metals		$ 1,491,281	$ 1,082,801	$ 974,397